INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquired intangible assets, net
Gross carrying amount	$ 13,126	$ 13,582
Accumulated amortization	(9,361)	(8,956)
Accumulated impairment loss	(1,020)	(1,022)
Net carrying amount	2,745	3,604
Total amortization expenses	779	1,897	$ 2,148
Expected amortization expenses
2025	647
2026	647
2027	647
2028	594
2029	0
Impairment charges, intangible assets	0	0	$ 0
Technology Platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Non-Compete Agreement
Acquired intangible assets, net
Intangible assets subject to amortization	0	9
Accumulated amortization	0	(7)
Accumulated impairment loss	0	(2)
Net carrying amount	0	0
Customer base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Net carrying amount	0	0
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	2,746	2,823
Accumulated amortization	(2,746)	(2,823)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	6,472	6,654
Accumulated amortization	(3,937)	(3,382)
Accumulated impairment loss	0	0
Net carrying amount	2,535	3,272
In-Progress Orders
Acquired intangible assets, net
Intangible assets subject to amortization	0	186
Accumulated amortization	0	(186)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Software
Acquired intangible assets, net
Intangible assets subject to amortization	72	74
Accumulated amortization	(72)	(66)
Accumulated impairment loss	0	0
Net carrying amount	0	8
Internal Use Software
Acquired intangible assets, net
Intangible assets subject to amortization	2,474	2,474
Accumulated amortization	(2,474)	(2,360)
Accumulated impairment loss	0	0
Net carrying amount	0	114
Trademark/domain name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated amortization	0	0
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210